ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Jun. 30, 2014
ALLOWANCE FOR LOAN LOSSES [Abstract]
ALLOWANCE FOR LOAN LOSSES
8.	ALLOWANCE FOR LOAN LOSSES

The Company determines its allowance for loan losses in accordance with generally accepted accounting principles. The Company uses a systematic methodology as required by Financial Reporting Release No. 28 and the various Federal Financial Institutions Examination Council guidelines. The Company also endeavors to adhere to SEC Staff Accounting Bulletin No. 102 in connection with loan loss allowance methodology and documentation issues.

Our methodology used to determine the allocated portion of the allowance is as follows. For groups of homogenous loans, we apply a loss rate to the groups' aggregate balance. Our group loss rate reflects our historical loss experience. We may adjust these group rates to compensate for changes in environmental factors; but our adjustments have not been frequent due to a relatively stable charge-off experience. The Company also monitors industry loss experience on similar loan portfolio segments. We then identify loans for individual evaluation under ASC Topic 310. If the individually identified loans are performing, we apply a segment specific loss rate adjusted for relevant environmental factors, if necessary, for those loans reviewed individually and considered individually impaired, we use one of the three methods for measuring impairment mandated by ASC Topic 310. Generally the fair value of collateral is used since our impaired loans are generally real estate based. In connection with the fair value of collateral measurement, the Company generally uses an independent appraisal and determines costs to sell. The Company's appraisals for commercial income based loans, such as multi-family and commercial real estate loans, assess value based upon the operating cash flows of the business as opposed to merely "as built" values. The Company then validates the reasonableness of our calculated allowances by: (1) reviewing trends in loan volume, delinquencies, restructurings and concentrations; (2) reviewing prior period (historical) charge-offs and recoveries; and (3) presenting the results of this process, quarterly, to the Asset Classification Committee and the Savings Bank's Board of Directors. We then tabulate, format and summarize the current loan loss allowance balance for financial and regulatory reporting purposes.

The Company had no unallocated loss allowance balance at June 30, 2014 and 2013.

The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses charged to operations. The provision for loan losses is based on management's periodic evaluation of individual loans, economic factors, past loan loss experience, changes in the composition and volume of the portfolio, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to changes in the near term.

The following is a summary of the changes in the allowance for loan losses:

	2014	2013	2012
	(Dollars in Thousands)
Balance, July 1	$307	$385	$630
Add:
Provision for loan losses	(73)	(68)	(104)
Less:
Loans charged off	-	10	141

Balance, June 30	$234	$307	$385

The following tables summarize the primary segments of the allowance for loan losses ("ALLL"), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2014 and June 30, 2013. Activity in the allowance is presented for the fiscal years ended June 30, 2014 and 2013.

	As of June 30, 2014
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307
Charge-offs	-	-	-	-	-	-	-	-
Recoveries	-	-	-	-	-	-	-	-
Provisions	56	(103)	(3)	(2)	(12)	(6)	(3)	(73)

Ending ALLL Balance at June 30, 2014	$103	$14	$5	$12	$45	$47	$8	$234

Individually evaluated for impairment	$-	$-	$-	$-	$-	$15	$-	$15
Collectively evaluated for impairment	103	14	5	12	45	32	8	219

	$103	$14	$5	$12	$45	$47	$8	$234

The $103 thousand credit provision on construction loans was primarily due to the payoff in full of one single-family construction loan during fiscal 2014.

	As of June 30, 2013
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385
Charge-offs	-	-	(10)	-	-	-	-	(10)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(26)	(5)	(3)	(12)	(19)	-	(3)	(68)

Ending ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307

Individually evaluated for impairment	$-	$107	$-	$-	$-	$-	$-	$107
Collectively evaluated for impairment	47	10	8	14	57	53	11	200

	$47	$117	$8	$14	$57	$53	$11	$307